Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	157,817	155,483
Change in fair value used as a basis to determine ineffectiveness	£ 4,563	£ (9,344)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	128,349	140,901
Change in fair value used as a basis to determine ineffectiveness	£ 2,692	£ (8,531)
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	26,661	11,946
Change in fair value used as a basis to determine ineffectiveness	£ 1,558	£ (484)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	2,807	2,636
Change in fair value used as a basis to determine ineffectiveness	£ 313	£ (329)
Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	16,901	16,786
Change in fair value used as a basis to determine ineffectiveness	£ 826	£ (1,539)
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	1,904	549
Hedging instrument, liabilities	(8)	(212)
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	(1)
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	1,904	549
Hedging instrument, liabilities	(8)	(211)
Derivatives | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	0
Derivatives | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	111	101
Hedging instrument, liabilities	(45)	(20)
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (13,157)	£ (12,824)